Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest on Debt
Interest capitalized	$ 4	$ 12	$ 9
Total interest paid and accrued	2,305	2,060	1,949
Cost of financing
Interest on Debt
Interest paid and accrued	365	336	334
Interest expense
Interest on Debt
Interest paid and accrued	$ 1,935	$ 1,712	$ 1,607